CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]
ASSETS
Cash	$ 1,587,344	$ 559,259	$ 559,259	$ 568,696	$ 5,425	$ 5,600
Accounts Receivable, net	5,668,120	3,029,075	3,029,075	3,921,453
Other Receivables	957,280	517,296	517,296	768,953
Inventories	2,447,198	1,885,681	1,885,681	1,930,793
Prepaid Expenses	235,435	110,552	110,552	161,531
Current Deferred Tax Asset	0	7,000	7,000	0
Total Current Assets	10,895,378	6,108,863	6,108,863	7,351,426	5,425	5,600
Long-Term Assets
PROPERTY AND EQUIPMENT, net accumulated depreciation	6,321,836	6,423,027	6,423,027	6,277,514	73	221
Total Long-term Assets					73	221
OTHER ASSETS:
Other Intangible Assets	46,455	81,554	81,554	49,902
Other Investments	6,759	0	0	43,476
Deposits	44,093	43,537	43,537	43,296
Total Other Assets	97,307	125,091	125,091	136,674
Total Assets	17,314,521	12,656,981	12,656,981	13,765,614	5,498	5,821
LIABILITIES AND STOCKHOLDERS' EQUITY
Lines of Credit	1,706,687	1,033,088	1,033,088	914,190
Current portion of notes payable	449,505	100,000	100,000	0
Current portion of notes payable - related party	3,666,415	0	0	305,620
Current Portion of capital lease obligation	209,675	156,204	156,204	157,877
Accounts Payable - Trade	2,926,152	1,065,567	1,065,567	1,271,931	10,298	11,277
Advances Payable - Related Party					1,325	1,325
Interest Payable					24	0
Accrued Expenses	757,485	718,712	718,712	1,011,156
Accrued Income Taxes Payable	164,966	0	0	48,690
Other Accrued Liabilities	7,387	7,155	7,155	0
Total Current Liabilities	9,888,272	3,080,726	3,080,726	3,709,464	11,647	12,602
Long-Term Liabilities
Notes Payable and Long-Term Debt	0	400,000	400,000	0	5,000	0
Long-Term Capital Lease Obligations	1,036,595	925,749	925,749	1,170,175
Deferred Tax Liability	394,698	480,040	480,040	354,630
Total Long-Term Liabilities	1,431,293	1,805,789	1,805,789	1,524,805
Total Liabilities	11,319,565	4,886,515	4,886,515	5,234,269	16,647	12,602
STOCKHOLDERS' EQUITY:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized. No shares issued or outstanding					0	0
Common Stock	21,600	9,309	291,605	291,605	41,372	21,372
Additional Paid in Capital	5,212,297	2,532,776	2,250,480	2,209,534	82,628	82,628
Treasury Stock, value	0	(25,019)	(25,019)	(25,019)
Deficit accumulated during development stage					(135,149)	(110,781)
Retained Earnings	4,765,229	4,367,372	4,367,372	4,374,001
Other Comprehensive Income, net	(310,520)	(256,123)	(256,123)	187,525
Note Receivable from a Shareholder, net of discount	(3,719,327)	(80,000)	(80,000)	(80,000)
Uncontrolled Interest in Subsidiaries	25,677	1,222,151	1,222,151	1,533,825
Total Stockholders' Equity					(11,149)	(6,781)
Total Stockholders' Equity (Deficit)	5,994,956	7,770,466	7,770,466	8,531,345
Total Liabilities and Stockholders' Equity	$ 17,314,521	$ 12,656,981	$ 12,656,981	$ 13,765,614	$ 5,498	$ 5,821